Shareholder Report, Average Annual Return (Details)		3 Months Ended	4 Months Ended	12 Months Ended	22 Months Ended		47 Months Ended	48 Months Ended	60 Months Ended	114 Months Ended	120 Months Ended
		Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
C000157008 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Institutional Plus Shares
Average Annual Return, Percent				4.20%					1.00%		2.13%
C000157009 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Institutional Plus Shares
Average Annual Return, Percent				4.68%					2.15%		2.31%
C000166995 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Admiral Shares
Average Annual Return, Percent				3.55%					(0.03%)	2.22%
C000166996 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Investor Shares
Average Annual Return, Percent				3.45%					(0.13%)	2.11%
C000231055 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Investor Shares
Average Annual Return, Percent				6.16%				3.15%
C000231054 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Admiral Shares
Average Annual Return, Percent				6.27%				3.25%
C000231056 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Admiral Shares
Average Annual Return, Percent				3.99%			0.65%
C000231057 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Investor Shares
Average Annual Return, Percent				3.88%			0.56%
C000246714 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				ETF Shares Net Asset Value
Average Annual Return, Percent				3.58%		6.66%
C000246715 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				ETF Shares Net Asset Value
Average Annual Return, Percent				4.02%	6.99%
C000261170 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				ETF Shares Net Asset Value
Average Annual Return, Percent			4.29%
C000261811 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				ETF Shares Net Asset Value
Average Annual Return, Percent		2.47%
C000261812 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				ETF Shares Net Asset Value
Average Annual Return, Percent		2.34%
C000261813 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				ETF Shares Net Asset Value
Average Annual Return, Percent		2.46%
Without Sales Load [Member] | C000246714 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				ETF Shares Market Price
Average Annual Return, Percent				3.52%		6.73%
Without Sales Load [Member] | C000246715 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				ETF Shares Market Price
Average Annual Return, Percent				3.79%	7.09%
Without Sales Load [Member] | C000261170 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				ETF Shares Market Price
Average Annual Return, Percent			4.62%
Without Sales Load [Member] | C000261811 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				ETF Shares Market Price
Average Annual Return, Percent		2.54%
Without Sales Load [Member] | C000261812 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				ETF Shares Market Price
Average Annual Return, Percent		2.37%
Without Sales Load [Member] | C000261813 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				ETF Shares Market Price
Average Annual Return, Percent		2.45%
Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		2.75%		2.88%					(0.45%)		1.84%
Bloomberg U S Aggregate Float Adjusted Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Float Adjusted Index
Average Annual Return, Percent				2.90%					(0.44%)		1.88%
Bloomberg Multi Sector Income Bond Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg Multi-Sector Income Bond Composite Index
Average Annual Return, Percent				6.31%				2.72%
Bloomberg U S Universal Bond C000231055 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Universal Bond Index
Average Annual Return, Percent				3.40%				0.14%
Bloomberg U S Universal Bond C000231054 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Universal Bond Index
Average Annual Return, Percent				3.40%				0.14%
Bloomberg U S Universal Bond C000261170 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Universal Bond Index
Average Annual Return, Percent			3.93%
Bloomberg U S Intermediate Aggregate ex Baa Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Intermediate Aggregate ex Baa Index
Average Annual Return, Percent				3.64%					0.32%		1.68%
Bloomberg U S Government Credit 1 3 Year ex Baa Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Government/Credit 1–3 Year ex Baa Index
Average Annual Return, Percent				4.01%					1.66%		1.82%
Bloomberg U S Aggregate Float Adjusted C000166995 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Float Adjusted Index
Average Annual Return, Percent				2.90%					(0.44%)	1.77%
Bloomberg U S Aggregate Float Adjusted C000166996 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Float Adjusted Index
Average Annual Return, Percent				2.90%					(0.44%)	1.77%
Spliced Multisector Income Bond Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Spliced Multisector Income Bond Composite Index
Average Annual Return, Percent	[1]			5.95%				2.63%
Bloomberg U S Universal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Universal Bond Index
Average Annual Return, Percent				3.40%	5.91%		0.17%
Bloomberg U S Aggregate Float Adjusted S000083197 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Float Adjusted Index
Average Annual Return, Percent				2.90%		5.56%
Multisector Income Bond Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Multisector Income Bond Composite Index
Average Annual Return, Percent			3.74%
ICE US Treasury Inflation Linked Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				ICE US Treasury Inflation Linked Bond Index
Average Annual Return, Percent		2.47%
Bloomberg U S Treasury Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Treasury Index
Average Annual Return, Percent		2.33%
Bloomberg U S Government Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Government Total Return Index
Average Annual Return, Percent		2.32%

[1]	The Fund’s primary benchmark is different from the one used for the immediately preceding fiscal year to better align with the Fund’s allocation to structured products.